Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net gains on financial instruments designated at fair value | Carrying amount
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 18,800	£ 9,500
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure		5,000
Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,906	£ 21,098
ECL coverage	1.00%	1.30%
Contingent liabilities [member] | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 21,115	£ 21,380
Contingent liabilities [member] | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	17,663	17,256
Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,272	3,470
Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	180	654
Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	209	282
Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	64	44
Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	143	228
Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2	10
Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 326,807	£ 322,998
ECL coverage	0.10%	0.20%
Total commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 327,140	£ 323,780
Total commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	294,479	272,683
Total commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	31,543	49,421
Total commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,118	1,676
Total commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	333	782
Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	153	212
Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	159	530
Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	21	40
Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 361,451	£ 342,632
ECL coverage	1.60%	2.40%
Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 367,193	£ 350,967
Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	318,865	290,964
Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	41,093	51,006
Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	7,235	8,997
Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,742	8,335
Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,206	1,033
Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,015	3,564
Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2,521	3,738
100% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 178	£ 644
ECL coverage	1.10%	1.50%
100% | Contingent liabilities [member] | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 180	£ 654
100% | Contingent liabilities [member] | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	180	654
100% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	2	10
100% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2	10
100% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,097	£ 1,636
ECL coverage	1.90%	2.40%
100% | Total commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,118	£ 1,676
100% | Total commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,118	1,676
100% | Total commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	21	40
100% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	21	40
100% | Total commitments | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2,521	3,738
100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,714	£ 5,259
ECL coverage	34.80%	41.50%
100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,235	£ 8,997
100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	7,235	8,997
100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,521	3,738
100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,552	£ 6,366
ECL coverage	0.10%	0.00%
Strong | 0.0 to 0.05% | Contingent liabilities [member] | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,561	£ 6,367
Strong | 0.0 to 0.05% | Contingent liabilities [member] | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6,389	6,178
Strong | 0.0 to 0.05% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	172	189
Strong | 0.0 to 0.05% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	9	1
Strong | 0.0 to 0.05% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8	1
Strong | 0.0 to 0.05% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	0
Strong | 0.0 to 0.05% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 107,228	£ 66,044
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Total commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 107,238	£ 66,050
Strong | 0.0 to 0.05% | Total commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	104,204	60,525
Strong | 0.0 to 0.05% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,034	5,525
Strong | 0.0 to 0.05% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Total commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	10	6
Strong | 0.0 to 0.05% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6	4
Strong | 0.0 to 0.05% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4	2
Strong | 0.0 to 0.05% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 97,058	£ 85,366
ECL coverage	0.30%	0.00%
Strong | 0.0 to 0.05% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 97,349	£ 85,407
Strong | 0.0 to 0.05% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	95,795	82,312
Strong | 0.0 to 0.05% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,554	3,095
Strong | 0.0 to 0.05% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	291	41
Strong | 0.0 to 0.05% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	283	6
Strong | 0.0 to 0.05% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	8	35
Strong | 0.0 to 0.05% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,428	£ 3,188
ECL coverage	0.10%	0.20%
Strong | 0.05 to 0.15% | Contingent liabilities [member] | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,432	£ 3,193
Strong | 0.05 to 0.15% | Contingent liabilities [member] | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,929	2,765
Strong | 0.05 to 0.15% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	503	428
Strong | 0.05 to 0.15% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	5
Strong | 0.05 to 0.15% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.05 to 0.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2	2
Strong | 0.05 to 0.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 74,495	£ 81,154
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Total commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 74,510	£ 81,182
Strong | 0.05 to 0.15% | Total commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	68,986	74,860
Strong | 0.05 to 0.15% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5,524	6,322
Strong | 0.05 to 0.15% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Total commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	15	28
Strong | 0.05 to 0.15% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	10	12
Strong | 0.05 to 0.15% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5	16
Strong | 0.05 to 0.15% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 87,380	£ 110,965
ECL coverage	0.00%	0.10%
Strong | 0.05 to 0.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 87,402	£ 111,024
Strong | 0.05 to 0.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	83,818	101,309
Strong | 0.05 to 0.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,584	9,715
Strong | 0.05 to 0.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	22	59
Strong | 0.05 to 0.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	19	34
Strong | 0.05 to 0.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3	25
Strong | 0.05 to 0.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,191	£ 1,627
ECL coverage	0.20%	0.40%
Strong | 0.15 to 0.30% | Contingent liabilities [member] | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,195	£ 1,633
Strong | 0.15 to 0.30% | Contingent liabilities [member] | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,996	1,468
Strong | 0.15 to 0.30% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	199	165
Strong | 0.15 to 0.30% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	6
Strong | 0.15 to 0.30% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.15 to 0.30% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.15 to 0.30% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 33,341	£ 57,910
ECL coverage	0.00%	0.10%
Strong | 0.15 to 0.30% | Total commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 33,355	£ 57,974
Strong | 0.15 to 0.30% | Total commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	30,968	51,255
Strong | 0.15 to 0.30% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,387	6,719
Strong | 0.15 to 0.30% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Total commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	14	64
Strong | 0.15 to 0.30% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8	17
Strong | 0.15 to 0.30% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6	47
Strong | 0.15 to 0.30% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 68,078	£ 36,849
ECL coverage	0.10%	0.30%
Strong | 0.15 to 0.30% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 68,131	£ 36,960
Strong | 0.15 to 0.30% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	58,409	30,697
Strong | 0.15 to 0.30% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	9,722	6,263
Strong | 0.15 to 0.30% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	53	111
Strong | 0.15 to 0.30% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	41	47
Strong | 0.15 to 0.30% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	12	64
Strong | 0.15 to 0.30% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,005	£ 4,038
ECL coverage	0.20%	0.90%
Strong | 0.30 to 0.60% | Contingent liabilities [member] | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,010	£ 4,076
Strong | 0.30 to 0.60% | Contingent liabilities [member] | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,794	3,524
Strong | 0.30 to 0.60% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	216	552
Strong | 0.30 to 0.60% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	38
Strong | 0.30 to 0.60% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	4	5
Strong | 0.30 to 0.60% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	33
Strong | 0.30 to 0.60% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 43,049	£ 50,511
ECL coverage	0.00%	0.20%
Strong | 0.30 to 0.60% | Total commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 43,063	£ 50,600
Strong | 0.30 to 0.60% | Total commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	40,539	43,650
Strong | 0.30 to 0.60% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,524	6,950
Strong | 0.30 to 0.60% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Total commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	14	89
Strong | 0.30 to 0.60% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8	17
Strong | 0.30 to 0.60% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6	72
Strong | 0.30 to 0.60% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 39,285	£ 39,406
ECL coverage	0.40%	0.70%
Strong | 0.30 to 0.60% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 39,443	£ 39,694
Strong | 0.30 to 0.60% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	35,794	34,601
Strong | 0.30 to 0.60% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,649	5,093
Strong | 0.30 to 0.60% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	158	288
Strong | 0.30 to 0.60% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	129	120
Strong | 0.30 to 0.60% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	29	168
Strong | 0.30 to 0.60% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,250	£ 3,225
ECL coverage	1.20%	1.00%
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,277	£ 3,258
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,990	2,712
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	287	546
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	27	33
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	19	8
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	8	25
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 34,667	£ 40,652
ECL coverage	0.30%	0.60%
Satisfactory | 0.60 to 2.15% | Total commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 34,778	£ 40,902
Satisfactory | 0.60 to 2.15% | Total commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	30,065	30,994
Satisfactory | 0.60 to 2.15% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,713	9,908
Satisfactory | 0.60 to 2.15% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Total commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	111	250
Satisfactory | 0.60 to 2.15% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	81	119
Satisfactory | 0.60 to 2.15% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	30	131
Satisfactory | 0.60 to 2.15% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,154	£ 36,925
ECL coverage	1.60%	2.60%
Satisfactory | 0.60 to 2.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,744	£ 37,897
Satisfactory | 0.60 to 2.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	30,654	29,498
Satisfactory | 0.60 to 2.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	7,090	8,399
Satisfactory | 0.60 to 2.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	590	972
Satisfactory | 0.60 to 2.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	326	379
Satisfactory | 0.60 to 2.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	264	593
Satisfactory | 0.60 to 2.15% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,281	£ 675
ECL coverage	1.20%	4.00%
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,296	£ 703
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	817	305
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	479	398
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	15	28
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5	7
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	10	21
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 10,549	£ 10,533
ECL coverage	0.50%	1.30%
Satisfactory | 2.15 to 10% | Total commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 10,607	£ 10,673
Satisfactory | 2.15 to 10% | Total commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	7,091	5,702
Satisfactory | 2.15 to 10% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,516	4,971
Satisfactory | 2.15 to 10% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Total commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	58	140
Satisfactory | 2.15 to 10% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	21	27
Satisfactory | 2.15 to 10% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	37	113
Satisfactory | 2.15 to 10% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,612	£ 15,676
ECL coverage	6.90%	9.20%
Satisfactory | 2.15 to 10% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,622	£ 17,261
Satisfactory | 2.15 to 10% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	7,977	8,125
Satisfactory | 2.15 to 10% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6,645	9,136
Satisfactory | 2.15 to 10% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,010	1,585
Satisfactory | 2.15 to 10% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	230	302
Satisfactory | 2.15 to 10% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	780	1,283
Satisfactory | 2.15 to 10% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 798	£ 587
ECL coverage	7.30%	14.60%
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 861	£ 687
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	607	264
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	254	423
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	63	100
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	21	17
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	42	83
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,477	£ 9,979
ECL coverage	0.20%	0.40%
Satisfactory | 10 to 11.35% | Total commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,498	£ 10,015
Satisfactory | 10 to 11.35% | Total commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	10,407	4,886
Satisfactory | 10 to 11.35% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,091	5,129
Satisfactory | 10 to 11.35% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Total commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	21	36
Satisfactory | 10 to 11.35% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8	11
Satisfactory | 10 to 11.35% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	13	25
Satisfactory | 10 to 11.35% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 9,511	£ 7,674
ECL coverage	4.30%	3.40%
Satisfactory | 10 to 11.35% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 9,936	£ 7,942
Satisfactory | 10 to 11.35% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,572	3,505
Satisfactory | 10 to 11.35% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,364	4,437
Satisfactory | 10 to 11.35% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	425	268
Satisfactory | 10 to 11.35% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	99	73
Satisfactory | 10 to 11.35% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	326	195
Satisfactory | 10 to 11.35% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,223	£ 748
ECL coverage	6.10%	7.50%
Higher Risk | 11.35 to 100% | Contingent liabilities [member] | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,303	£ 809
Higher Risk | 11.35 to 100% | Contingent liabilities [member] | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	141	40
Higher Risk | 11.35 to 100% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,162	769
Higher Risk | 11.35 to 100% | Contingent liabilities [member] | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	80	61
Higher Risk | 11.35 to 100% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3	0
Higher Risk | 11.35 to 100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	77	61
Higher Risk | 11.35 to 100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,904	£ 4,579
ECL coverage	0.80%	2.70%
Higher Risk | 11.35 to 100% | Total commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,973	£ 4,708
Higher Risk | 11.35 to 100% | Total commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,219	811
Higher Risk | 11.35 to 100% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6,754	3,897
Higher Risk | 11.35 to 100% | Total commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Total commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	69	129
Higher Risk | 11.35 to 100% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	11	5
Higher Risk | 11.35 to 100% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	58	124
Higher Risk | 11.35 to 100% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,659	£ 4,512
ECL coverage	12.60%	22.00%
Higher Risk | 11.35 to 100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,331	£ 5,785
Higher Risk | 11.35 to 100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	846	917
Higher Risk | 11.35 to 100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,485	4,868
Higher Risk | 11.35 to 100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	672	1,273
Higher Risk | 11.35 to 100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	79	72
Higher Risk | 11.35 to 100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	593	1,201
Higher Risk | 11.35 to 100% | Total commitments | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0